FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	AEROSPACE & DEFENSE — 0.6%
93,372	Ducommun, Inc.*	$4,455,712
	APPAREL & TEXTILE PRODUCTS — 8.7%
20,358	Deckers Outdoor Corp.*	18,232,421
597,920	Levi Strauss & Co.	10,864,206
231,226	PVH Corp.	31,601,658
		60,698,285
	BANKING — 6.0%
338,282	Axos Financial, Inc.*	17,631,258
384,754	ServisFirst Bancshares, Inc.	24,312,605
		41,943,863
	CHEMICALS — 1.5%
1,218,658	Arcadium Lithium PLC*	6,690,433
231,233	Mativ Holdings, Inc.	4,016,517
		10,706,950
	COMMERCIAL SUPPORT SERVICES — 0.3%
12,712	UniFirst Corp.	2,144,769
	CONSTRUCTION MATERIALS — 1.6%
40,921	Knife River Corp.*	3,031,837
368,542	MDU Resources Group, Inc.	7,989,990
		11,021,827
	CONSUMER SERVICES — 1.5%
297,054	Aaron's, Inc.	2,302,169
233,145	Upbound Group, Inc.	7,870,975
		10,173,144
	CONTAINERS & PACKAGING — 1.0%
272,999	Graphic Packaging Holding Co.	7,084,324
	ELECTRICAL EQUIPMENT — 0.3%
9,442	Littelfuse, Inc.	2,249,462
	FOOD — 2.4%
254,666	Darling Ingredients, Inc.*	10,774,918
174,987	TreeHouse Foods, Inc.*	6,262,785
		17,037,703
	GAS & WATER UTILITIES — 4.3%
321,890	New Jersey Resources Corp.	13,393,843
682,135	UGI Corp.	16,698,665
		30,092,508
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	2,435,528
	INDUSTRIAL SUPPORT SERVICES — 3.4%
193,539	MSC Industrial Direct Co., Inc. - Class A	19,535,827

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL SUPPORT SERVICES (Continued)
55,401	VSE Corp.	$4,105,214
		23,641,041
	INSURANCE — 12.6%
408,928	American Equity Investment Life Holding Co.*	22,711,861
514,304	CNO Financial Group, Inc.	13,726,774
38,878	Enstar Group Ltd.*	11,972,091
440,798	Horace Mann Educators Corp.	15,952,480
160,450	RLI Corp.	23,497,902
		87,861,108
	INTERNET MEDIA & SERVICES — 2.3%
278,407	IAC, Inc.*	15,813,518
	MACHINERY — 7.3%
14,871	AGCO Corp.	1,631,349
56,255	CSW Industrials, Inc.	12,960,589
81,171	Graco, Inc.	7,407,666
72,092	John Bean Technologies Corp.	7,315,896
195,640	Oshkosh Corp.	21,688,650
		51,004,150
	PUBLISHING & BROADCASTING — 2.0%
350,990	Scholastic Corp.	13,843,046
	REIT — 0.2%
88,505	Equity Commonwealth*	1,666,549
	RETAIL - CONSUMER STAPLES — 3.2%
353,810	Sprouts Farmers Market, Inc.*	22,091,896
	SEMICONDUCTORS — 4.5%
36,153	Qorvo, Inc.*	4,141,326
132,326	Synaptics, Inc.*	13,245,832
629,621	Vishay Intertechnology, Inc.	13,694,257
		31,081,415
	SOFTWARE — 2.0%
189,995	Concentrix Corp.	13,765,138
	SPECIALTY FINANCE — 2.3%
800,202	MGIC Investment Corp.	15,916,018
	TECHNOLOGY HARDWARE — 16.1%
139,675	Arrow Electronics, Inc.*	16,411,812
157,415	Fabrinet*	33,933,952
284,626	InterDigital, Inc.	30,460,674
304,061	TD SYNNEX Corp.	31,591,938
		112,398,376

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY SERVICES — 4.4%
304,386	CSG Systems International, Inc.	$16,607,300
99,470	Science Applications International Corp.	13,921,821
		30,529,121
	WHOLESALE - CONSUMER STAPLES — 0.9%
383,805	United Natural Foods, Inc.*	5,991,196
	WHOLESALE - DISCRETIONARY — 2.1%
447,328	G-III Apparel Group Ltd.*	14,882,603
	TOTAL COMMON STOCKS
	(Cost $463,742,894)	640,529,250
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
6,085	WESCO International, Inc., 10.625%(a),(b)	164,904
	TOTAL PREFERRED STOCKS
	(Cost $161,253)	164,904
	SHORT-TERM INVESTMENTS — 8.1%
	MONEY MARKET INVESTMENTS — 8.1%
56,383,034	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.10%(c)	56,383,034
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $56,383,034)	56,383,034
	TOTAL INVESTMENTS — 99.9%
	(Cost $520,287,181)	697,077,188
	Other Assets in Excess of Liabilities — 0.1%	645,756
	TOTAL NET ASSETS — 100.0%	$697,722,944

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
(a)Perpetual security. Maturity date is not applicable.
(b)Variable or floating rate security.
(c)The rate is the annualized seven-day yield at period end.